Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [line items]
Income tax expense	$ 1,231	$ 492
Effective tax rate	29.30%	(15.00%)